Significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2016
Above Market Leases [Member]
Earnings per unit
Finite-Lived Intangible Asset, Useful Life	3 years 4 months 24 days
Option for time charter extension [Member]
Earnings per unit
Finite-Lived Intangible Asset, Useful Life	5 years 3 months 18 days